Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details)	12 Months Ended
Dec. 31, 2020
Laboratory machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Laboratory machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Office and computer equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Office and computer equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life	5 years
Leasehold Improvements [Member]
Property Plant and Equipment Useful Life	Shorter of useful life or lease term